United States
                       Securities And Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08359

         The Westport Funds
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

         235 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Edmund H. Nicklin, Jr., 235 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 593-7878

Date of fiscal year end:   12/31

Date of reporting period:  12/31/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

                                    The ----
                                    Westport
                                    -- Funds

                                  Annual Report
                                December 31, 2004

                                  888-593-7878

                                    website:
                             www.westportfunds.com


                                     [Logo]

Letter to Shareholders                                          January 14, 2005
================================================================================

Dear Fellow Shareholder:

Domestic equities provided a respectable return in 2004, approximately 11% as measured by the S&P 500 Index ("S&P 500"). This follows the excellent 29% return from the S&P 500 in 2003, which together represent a sharp rebound from the negative returns recorded in the prior three years. Although there was little forward progress in the equity market in the first nine months of 2004, the fourth quarter returns were surprisingly good given rising crude oil prices, less favorable earnings growth versus earlier in 2004, and a program of consistent short-term interest rate increases by the Federal Reserve. Investors seemed to view stocks more favorably in late 2004 not because of what happened, but because of what did not happen: no terrorist attacks occurred during high profile events, including the Olympics, the political conventions and the November elections, and the incumbent administration in Washington was not defeated, preserving policies designed to improve after-tax return on invested capital.

Portfolio holdings of the Westport Funds ("Funds") consist mainly of attractive businesses, characterized by a competitive advantage that promotes operational stability, and purchased at a discount valuation. As an economic cycle matures, investors typically migrate from speculative lower quality companies to those businesses that exhibit greater stability and utilize less financial leverage. This transition was evident during 2004 which saw the differential in returns between the Funds' and their respective benchmark indices narrow. The Russell 2000 Index recorded a total return of 18.3% for 2004, versus 10.4% for the Westport Select Cap Fund. The Russell Midcap Index provided a total return of 20.2%, versus 16.9% for the Westport Fund.

                                Table of Results
                               THE WESTPORT FUNDS
                      Total Returns* -- December 31, 2004

----------------------------------------------------------------------------------------------
                                                               Five Years          Since
                                                  One Year       Ended         Inceptionion(i)
                                                   Ended       12/31/04          to 12/31/04
Fund or Index                                     12/31/04  (Average Annual)  (Average Annual)
----------------------------------------------------------------------------------------------
Westport Select Cap Fund -- Class R(ii)            10.4%         8.7%              14.0%
Russell 2000(R) Index                              18.3%         6.6%               7.2%
----------------------------------------------------------------------------------------------
Westport Fund -- Class R(iii)                      16.9%         7.3%              12.8%
Russell Midcap(R) Index(iv)                        20.2%         7.6%               9.4%
----------------------------------------------------------------------------------------------

* The total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Westport Select Cap Fund trailed the Russell 2000 by nearly eight percentage points in 2004. While this difference is significantly better than in 2003, it is clearly a disappointment. Negative returns from certain broadcasters and semiconductor related companies were a major contributor to these results, along with the negative effect of regulatory and legal inquiries at some portfolio companies as well as collateral damage from such inquiries at competitors. As long-time shareholders are aware, investments in companies with "problems" are often initiated at attractive valuations because investor concern regarding the problems can unfairly depress a company's stock price. One downside of this approach is that the timeframe for resolving a problem is often unclear. Further, if accounting or a question of business impropriety is an issue, the investigatory phase lengthens that timeframe. Although a number of portfolio companies continue to have unresolved problems, the Westport Select Cap Fund in the first two weeks of 2005 has recovered three percentage points against the Russell 2000. Important contributors were an announced acquisition of Western Wireless Corp. by Alltel Inc. and a story in The Financial Timesv indicating significant interest by one of China's oil companies in the purchase of the non-U.S. assets of Unocal Corp.

Comparing industry contributions in the Westport Fund to those in the Russell Midcap Index (the Fund's benchmark), the performance difference in 2004 is a result of a heavier technology weighting (worst industry sector) and a lack of REIT's (second best industry sector) in the Westport Fund. The S&P MidCap 400 Index also has lower REIT and heavier technology weightings. It is therefore not surprising that the S&P 400's total return of 16.5% for 2004 is similar to the Westport Fund's 16.9%.

Portfolio Comments

Portfolio performance in both Funds was negatively influenced by semiconductor related holdings and radio broadcasters. Price performance for both lagged in the first half of 2004 and did not rebound in the second half even with the market's gain in the fourth quarter. For semiconductors, lagging stock price performance resulted from an inventory correction, primarily at distributors. Based on Intel's comments this week(vi) , the correction for at least some components appears to be near completion, but forecasting current semiconductor demand is difficult as the strength has been in consumer end markets where demand is sensitive to "hit" products. For radio broadcasting, lagging performance was primarily due to growth in advertising demand not matching economic strength in 2004. Normally, there is a very positive correlation, and the industry is undertaking business initiatives that should reestablish the linkage.

The industry segment comprised of radio broadcasting, television broadcasting and cable television holdings, accounted for approximately 25% of the shortfall of the Westport Select Cap Fund's performance relative to its benchmark as did the group of semiconductor related companies. The remainder can be attributed to below benchmark performance by industry groupings such as consumer products and services, and business products and services. Focusing on individual holdings, Young Broadcasting, Inc. (television broadcasting), Synopsys, Inc. (semiconductor design software), Fairchild Semiconductor Corp. (analog and discrete IC's), Cox Radio, Inc. (radio broadcasting), and DeVry, Inc. (for profit education) were all down at least 30% in 2004. The best performing industry groups in the Select Cap Fund were energy companies, banks and transportation companies. Positive contributors with price appreciation in excess of 50% included Constellation Brands, Inc. (alcoholic beverages), People's Bank (commercial bank in Connecticut), The St. Joe Company (Florida real estate), EGL Inc. (logistics services), Overnite Corp. (less than truckload carrier), Western Wireless Corp. (cellular communications), Houston Exploration Co. (oil and gas production), Fisher Scientific International, Inc. (healthcare products), CACI International, Inc. (information technology), Precision Castparts Corp. (castings and metal parts), and Trizetto Group, Inc. (healthcare information technology). In early 2004 Advance PCS merged into Caremark Rx, Inc. (both pharmacy benefit managers) and the combination provided appreciation of nearly 60% during 2004.

Semiconductor related companies and a radio broadcaster accounted for all the short-fall of the Westport Fund relative to its benchmark - specifically, Cox Radio, Inc., Fairchild Semiconductor Corp., and Synopsys, Inc., all with negative returns exceeding 30%. Positive contributors included FedEx Corp. (logistic services), Lincare Holdings, Inc. (respiratory services), Parametric Technology Corp. (product development and lifecycle management software), CACI International, Inc., Precision Castparts Corp., Trizetto Group, Inc. and Advance PCS/Caremark Rx, Inc., all returning more than 40% during 2004. The largest gainer in 2004 was American Eagle Outfitters, Inc. (teen apparel retailer) with appreciation of 187%.

Acquisition activity continued at a moderate pace throughout 2004 for the Funds. In the Westport Select Cap Fund, First Essex Bancorp. Inc. (savings bank) and Seacoast Financial Services Corp. (savings bank) were acquired by Sovereign Bancorp, Inc. (a bank holding company). Fifth Third Bancorp (bank holding company) agreed to acquire First National Bankshares of Florida, Inc. (commercial bank) in an exchange of stock. Oracle Corporation (enterprise software) completed its 18-month battle to acquire PeopleSoft, Inc. (enterprise software) just prior to year end 2004. PeopleSoft shares were not purchased in the Westport Select Cap Fund but were obtained in that company's acquisition of J.D. Edwards Corp. in 2003. The Westport Fund saw the completion of the acquisition of National Commerce Financial Corp. (commercial bank) by SunTrust Banks, Inc. (bank holding company). The Funds each had positions in American Management Systems, Inc. (information technology), and Duane Reade, Inc. (retail drugstores), both of which were acquired during 2004. In addition, Toppan Printing Co., Ltd. of Japan announced an agreement to purchase DuPont Photomasks, Inc., a holding in both Funds, for cash. This transaction is still awaiting regulatory approvals.

Outlook

The Wall Street Journal's December, 2004 semi-annual forecasting survey of economists ("WSJ Survey") estimated real GDP growth for 2004 at 3.9% and projected slightly above 3.5% for 2005, a third consecutive year of above potential real GDP growth(vii). The Federal Reserve started to remove its "deflation insurance policy" in June 2004, by raising the fed funds rate twenty-five basis points. It continued to raise rates at each of the next four meetings with fed funds ending 2004 at 2.25%. Without a meaningful change in the positive economic outlook, comments by Federal Reserve officials and the minutes of the December Federal Open Market Committee meeting strongly suggest that the "measured" withdrawal of monetary accommodation will continue until fed funds reach neutrality. The WSJ Survey's estimate of inflation for 2005 is 2.5%, which when added to the historical real fed funds rate of 1% indicates a neutral target for fed funds at 3.5%, and additional tightening of 1.25%.

If this forecast is correct, then growth in the domestic economy would allow progress on unemployment and the further expected rate increases by the Federal Reserve would decrease the risk of accelerating inflation. However, there are a number of factors that may lessen economic performance this year. According to the economists participating in the WSJ Survey, the largest risk facing the economy in 2005 is a precipitous fall in the dollar. This is at least partially mitigated by the Federal Reserve's program of increasing short-term interest rates which makes dollar denominated short-term government debt more attractive.

Two other factors could also retard economic growth in 2005. Specifically, the current high price for crude oil and the possibility of a supply interruption are important. A high oil price withdraws purchasing power from consumers and exerts upward pressure on prices. Additionally, according to the WSJ Survey, the most important driver for 2005 economic growth is business investment, but a strong increase in capital expenditures by business this year is not assured. The Federal program providing businesses with 50% first-year depreciation ended at year-end 2004, suggesting some business investments may have shifted from 2005 into 2004. Furthermore, companies remain hesitant to install significant capacity additions for tradable goods in high-cost developed countries. Turning to the financial markets, credit spreads are quite narrow at the present time which indicates a high level of risk-acceptance on the part of investors. Strong foreign demand is credited with keeping the yield on long-term U.S. Treasury notes fairly flat in 2004 and risk-taking entities like hedge funds are credited with narrowing the risk premium. As Timothy Geithner, the President of the New York Federal Reserve Bank, said in a recent presentation, "Markets' acceptance of a high level of risk leaves little margin for error. The probability of a shock is low but higher than it has been in some time."(viii) The combination of these risk factors suggests that 3.5% economic growth for 2005 will not be attained easily and, if economic growth is too optimistic, estimates of earnings growth in 2005 are suspect.

After improving financial returns by cost cutting and productivity enhancing measures, many companies are now turning their attention to revenue growth. In the aggregate, balance sheets of U.S. companies are in excellent shape. Earnings increased significantly in 2003 and 2004 and are expected to increase in 2005, but at a more modest pace. The increased earnings have allowed price/earnings ratios to contract, making them more reasonable relative to historical levels. The combination of balance sheet strength, reasonable valuation and higher prospective earnings allows growth minded companies the alternative to expand through acquisitions financed with cash or an exchange of stock as opposed to building revenues through internal means.

In summary, the U.S. domestic economic outlook is positive but with more risk than usual, and the economy has less support from fiscal and monetary policies than last year. In financial markets, fixed income investors do not seem to be receiving appropriate compensation for the current risk level and although valuations in the equity market are not unreasonable, slower economic or productivity growth could change that calculation. However, if the status quo is maintained, it is likely that an increase in merger and acquisition activity would occur benefiting equity investors. In this environment, an appealing investment opportunity is an attractive business with a discounted valuation that may reflect a "problem." There are two factors that are key to successfully exploiting these situations: the ability to distinguish between short-term or transient issues and longer-term impairment, and the patience to await its resolution.

In closing, we would like to take this opportunity to thank our shareholders for their continued support.

/s/ Edmund H. Nicklin, Jr.             /s/ Andrew J. Knuth
Edmund H. Nicklin, Jr.                 Andrew J. Knuth

(i) The Class R shares of the Westport Fund and the Westport Select Cap Fund commenced operations on December 31, 1997.

(ii) The Class I shares of the Westport Select Cap Fund commenced operations on February 16, 1998. For the total return and other infor- mation relating to Class I shares, see the Financial Highlights on page 20.

(iii) The Class I shares of the Westport Fund commenced operations on February 9, 2001. For total return and other information relating to Class I shares of the Westport Fund, see the Financial Highlights on page 18.

(iv) The Russell Midcap(R) Index is an index comprised of the 800 smallest companies in the Russell 1000(R) Index and represents approximate- ly 25% of the total market capitalization of the Russell 1000(R) (an index of the 1,000 largest companies in the Russell 3000(R) Index) The Russell 2000(R) Index, representing approximately 8% of the U.S. equity market, is an index comprised of the 2,000 smallest U.S. domi- ciled publicly-traded common stocks in the Russell 3000(R) Index (an index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity markets). You should note that The Westport Funds are professionally managed mutual funds, which are subject to advisory fees and other expenses, while the indices are unmanaged and do not incur expenses.

(v)    The Financial Times, January 6, 2005.

(vi) Business Wire, January 11, 2005, "Intel Announces Record Quarterly and Annual Revenue; Fourth Quarter Earnings Per Share 33 Cents"

(vii)  The Wall Street Journal, January 3, 2005

(viii) Remarks by Timothy Geithner, New York Federal Reserve Bank President, January 13, 2005 to the RMA/Risk Business KRI's Global Operational Risk Forum in New York.

        Comparison of the Change in Value of a $10,000 Investment in the Westport Fund - Class R and the Russell Midcap(R) Index

--------------------------------------------------------------------------------
                            Westport Fund - Class R
                       Average Annual Total Returns Since

                            1 Year   5 Years  Inception*
                            16.85%    7.26%     12.83%
--------------------------------------------------------------------------------

[Mountain chart omitted]

  DATE           WESTPORT FUND CLASS R:        Russell Midcap Index
--------         ----------------------        --------------------
12/31/97               10,000                         10,000
06/30/98               11,170                         10,914
12/31/98               11,220                         11,008
06/30/99               13,470                         12,146
12/31/99               16,396                         13,016
06/30/00               16,985                         13,683
12/31/00               17,820                         14,090
06/30/01               18,267                         13,814
12/31/01               18,531                         13,298
06/30/02               17,818                         12,540
12/31/02               15,398                         11,146
06/30/03               16,952                         12,870
12/31/03               19,919                         15,611
06/30/04               20,811                         16,651
12/31/04               23,276                         18,767

                       Past performance is not predictive of future performance.

        Comparison of the Change in Value of a $10,000 Investment in the Westport Select Cap Fund - Class R and the Russell 2000(R) Index

--------------------------------------------------------------------------------
                       Westport Select Cap Fund - Class R
                          Average Annual Total Returns

                            1 Year   5 Years  Inception*
                            10.42%    8.74%     14.02%
--------------------------------------------------------------------------------

[Mountain chart omitted]

  DATE         Westport Select Cap Fund Class R:           RUSSELL 2000 INDEX:
--------       ---------------------------------           -------------------
12/31/97                  10,000                                  10,000
06/30/98                  11,180                                  10,493
12/31/98                  11,540                                   9,745
06/30/99                  14,360                                  10,651
12/31/99                  16,470                                  11,817
06/30/00                  17,630                                  12,174
12/31/00                  18,710                                  11,458
06/30/01                  20,116                                  12,244
12/31/01                  20,247                                  11,744
06/30/02                  19,227                                  11,192
12/31/02                  17,166                                   9,339
06/30/03                  19,102                                  11,008
12/31/03                  22,683                                  13,752
06/30/04                  23,245                                  14,671
12/31/04                  25,046                                  16,271

                       Past performance is not predictive of future performance.

* The charts above represent the performance of Class R shares only, which may vary from the performance of Class I shares based on differences in expenses paid by shareholders in the different classes. The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Commencement of operations of Class R shares was December 31, 1997. The Class I shares of the Westport Select Cap Fund and the Westport Fund commenced operations on February 16, 1998 and February 9, 2001, respectively.

Schedule of Shareholder Expenses (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of the Westport Funds, you do not incur any transaction costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).

Actual Expenses

The first lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2004" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                Expenses Paid      Net Expense      Total Return
                                Beginning         Ending         During the           Ratio          Six Months
                               Account Value    Account Value   Six Months Ended    Annualized         Ended
                                 July 1,        December 31,     December 31,       December 31,     December 31,
                                  2004             2004            2004*               2004             2004
Westport Fund
 Class R Actual                 $1,000.00       $1,118.50         $  7.99              1.50%           11.85%
 Class R Hypothetical (5%
   return before expenses)      $1,000.00       $1,017.60         $  7.61              1.50%            2.51%
 Class I Actual                 $1,000.00       $1,119.00         $  7.99              1.50%           11.90%
 Class I Hypothetical (5%
   return before expenses)      $1,000.00       $1,017.60         $  7.61              1.50%            2.51%

Westport Select Cap Fund
 Class R Actual                 $1,000.00       $1,077.50         $  7.05              1.35%            7.75%
 Class R Hypothetical (5%
   return before expenses)      $1,000.00       $1,018.35         $  6.85              1.35%            2.51%
 Class I Actual                 $1,000.00       $1,078.90         $  5.70              1.09%            7.89%
 Class I Hypothetical (5%
   return before expenses)      $1,000.00       $1,019.66         $  5.53              1.09%            2.51%

* Expenses are equal to each Fund's annualized expense ratio as reflected in the fourth column above, multiplied by the average account value over the period, multiplied by [# of days in most recent fiscal half-year divided by # of days in current fiscal year (184/366)] (to reflect the one-half year period).

THE WESTPORT FUNDS
REPRESENTATION OF PORTFOLIO HOLDINGS
December 31, 2004 (Unaudited)
================================================================================

The illustrations below provide the industry allocations for the Westport Fund and the Westport Select Cap Fund.

[Pie chart omitted]

Westport Fund
--------------------------------------------------------------------------------
Industry Allocation (% of Net Assets)
Business Products & Services                                                22.2
Health Care Products & Services                                             15.5
Industrial Specialty Products                                                9.7
Consumer Products & Services                                                 9.1
Regional Banks & Thrifts                                                     7.4
Broadcasting/Cable TV/Advertising                                            6.1
Medical Products & Services                                                  5.5
Oil & Gas Producers                                                          5.4
Chemicals                                                                    4.1
Communications Equipment & Services                                          3.2
Insurance                                                                    2.5
Transportation                                                               2.0
Oil & Gas Services                                                           1.9
Other                                                                        4.4
Cash & Cash Equivalents                                                      1.0
                                                                           -----
Total                                                                      100.0
                                                                           =====

[Pie chart omitted]

Westport Select Cap Fund
--------------------------------------------------------------------------------
Industry Allocation (% of Net Assets)
Business Products & Services                                                16.8
Regional Banks & Thrifts                                                    13.5
Consumer Products & Services                                                12.1
Health Care Products & Services                                             10.5
Industrial Specialty Products                                                9.8
Oil & Gas Producers                                                          7.6
Broadcasting/Cable TV/Advertising                                            6.7
Insurance                                                                    5.1
Industrial Services                                                          4.3
Transportation                                                               3.4
Communications Equipment & Services                                          3.1
Chemicals                                                                    2.4
Medical Products & Services                                                  1.5
Real Estate & Construction                                                   1.4
Security Products & Services                                                 0.9
Other                                                                        0.2
Cash & Cash Equivalents                                                      0.7
                                                                           -----
Total                                                                      100.0
                                                                           =====

WESTPORT FUND
PORTFOLIO OF INVESTMENTS
December 31, 2004

--------------------------------------------------------------------------------------------------
                                                                                       Market
COMMON STOCKS -- 99.0%                                                 Shares           Value
--------------------------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 6.1%
Comcast Corp. - Class A(a) ...................................          7,823      $       260,349
Cox Radio, Inc. - Class A(a) .................................         37,500              618,000
Insight Communications Company, Inc.(a) ......................         60,000              556,200
Interpublic Group of Companies, Inc.(a) ......................         60,000              804,000
                                                                                   ---------------
                                                                                         2,238,549
                                                                                   ---------------
Business Products & Services -- 22.2%
CACI International, Inc.(a) ..................................         20,000            1,362,599
Ceridian Corp.(a) ............................................         25,000              457,000
ChoicePoint, Inc.(a) .........................................         20,000              919,800
Computer Associates International, Inc. ......................         41,146            1,277,995
DST Systems, Inc.(a) .........................................         23,000            1,198,760
MRO Software, Inc.(a) ........................................         38,000              494,760
Parametric Technology Corp.(a) ...............................         70,000              412,300
Peregrine Systems, Inc.(a) ...................................         48,500              994,250
Synopsys, Inc.(a) ............................................         30,600              600,372
TriZetto Group, Inc.(a) ......................................         45,600              433,200
                                                                                   ---------------
                                                                                         8,151,036
                                                                                   ---------------
Chemicals -- 4.1%
Hercules, Inc.(a) ............................................         30,000              445,500
Praxair, Inc. ................................................         24,000            1,059,600
                                                                                   ---------------
                                                                                         1,505,100
                                                                                   ---------------
Communications Equipment & Services -- 3.2%
Rockwell Collins, Inc. .......................................         30,000            1,183,200
                                                                                   ---------------
Consumer Products & Services -- 9.1%
American Eagle Outfitters, Inc. ..............................         15,000              706,500
Big Lots, Inc.(a) ............................................          5,000               60,650
Claire's Stores, Inc. ........................................         17,500              371,875
Del Monte Foods Company (a) ..................................         50,000              551,000
Neiman Marcus Group, Inc. - Class B ..........................         24,500            1,636,600
                                                                                   ---------------
                                                                                         3,326,625
                                                                                   ---------------
Health Care Products & Services -- 15.5%
Caremark Rx, Inc.(a) .........................................         48,375            1,907,426
Laboratory Corporation of America Holdings (a) ...............         27,500            1,370,050
Lincare Holdings, Inc.(a) ....................................         24,000            1,023,600
Triad Hospitals, Inc.(a) .....................................         12,321              458,464
Universal Health Services, Inc. - Class B ....................         21,000              934,500
                                                                                   ---------------
                                                                                         5,694,040
                                                                                   ---------------
Industrial Specialty Products -- 9.7%
DuPont Photomasks, Inc.(a) ...................................         20,000              528,200
FEI Company (a) ..............................................         12,000              252,000
Fairchild Semiconductor Corp.(a) .............................         28,500              463,410
Pall Corp ....................................................         28,500              825,075
Precision Castparts Corp. ....................................         15,000              985,200
Texas Instruments, Inc. ......................................         20,064              493,976
                                                                                   ---------------
                                                                                         3,547,861
                                                                                   ---------------

WESTPORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2004

--------------------------------------------------------------------------------------------------
                                                                                       Market
COMMON STOCKS -- 99.0%                                                 Shares           Value
--------------------------------------------------------------------------------------------------
Insurance -- 2.5%
Hilb, Rogal & Hobbs Company ..................................         25,400      $       920,496
                                                                                   ---------------
Medical Products & Services -- 5.5%
Abbott Laboratories ..........................................         20,000              933,000
Hospira, Inc.(a) .............................................         19,000              636,500
Schering-Plough Corp. ........................................         21,000              438,480
                                                                                   ---------------
                                                                                         2,007,980
                                                                                   ---------------
Oil & Gas Producers -- 5.4%
EOG Resources, Inc. ..........................................         13,500              963,360
Pogo Producing Company .......................................         21,000            1,018,290
                                                                                   ---------------
                                                                                         1,981,650
                                                                                   ---------------
Oil & Gas Services -- 1.9%
Helmerich & Payne, Inc. ......................................         20,000              680,800
                                                                                   ---------------
Regional Banks & Thrifts -- 7.4%
Cullen/Frost Bankers, Inc. ...................................         25,000            1,215,001
First Niagara Financial Group, Inc. ..........................         10,000              139,500
Sterling Financial Corp.(a) ..................................         16,105              632,282
SunTrust Banks, Inc. .........................................          9,906              731,855
                                                                                   ---------------
                                                                                         2,718,638
                                                                                   ---------------
Transportation -- 2.0%
FedEx Corp ...................................................          7,500              738,675
                                                                                   ---------------
Other -- 4.4% ................................................                           1,605,175
                                                                                   ---------------
TOTAL COMMON STOCKS (Cost $26,465,653) .......................                     $    36,299,825
                                                                                   ---------------
MONEY MARKETS -- 0.4%
First American Treasury (Cost $161,399) ......................        161,399      $       161,399
                                                                                   ---------------

                                                                                      Market
U.S. GOVERNMENT TREASURY OBLIGATIONS -- 0.7%                    Par Value              Value
--------------------------------------------------------------------------------------------------
U.S. Treasury Bill, 2.150%, 3/3/05 (Cost $249,089) ...........$       250,000      $       249,152
                                                                                   ---------------
Total Investment Securities -- 100.1% (Cost $26,876,141) .....                     $    36,710,376

Liabilities In Excess of Other Assets -- (0.1%) ..............                             (21,056)
                                                                                   ---------------
Net Assets -- 100.0% .........................................                     $    36,689,320
                                                                                   ---------------

(a)   Non-income producing security.

See accompanying notes to financial statements.

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
December 31, 2004

--------------------------------------------------------------------------------------------------
                                                                                      Market
COMMON STOCKS -- 99.3%                                               Shares            Value
--------------------------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 6.7%
Beasley Broadcast Group, Inc.(a) .............................        604,499      $    10,596,867
Cox Radio, Inc. - Class A(a) .................................        861,900           14,204,112
Emmis Communications Corp.(a) ................................      1,344,720           25,805,177
Insight Communications Company, Inc.(a) ......................      1,580,294           14,649,325
Salem Communications Corp.(a) ................................        596,925           14,893,279
Young Broadcasting, Inc.(a) ..................................      1,003,100           10,592,736
                                                                                   ---------------
                                                                                        90,741,496
                                                                                   ---------------
Business Products & Services -- 16.8%
Arbitron, Inc. ...............................................        241,000            9,442,380
CACI International, Inc.(a) ..................................        584,800           39,842,424
Ceridian Corp.(a) ............................................        785,000           14,349,800
Computer Associates International, Inc. ......................      1,461,370           45,390,153
IMS Health, Inc. .............................................        850,526           19,740,708
Map Info Corp.(a) ............................................      1,096,800           13,139,664
MatrixOne, Inc.(a) ...........................................        521,060            3,412,943
MRO Software, Inc.(a) ........................................        451,100            5,873,322
PeopleSoft, Inc.(a) ..........................................        688,088           18,220,570
Peregrine Systems, Inc.(a) ...................................        202,800            4,157,400
Perot Systems Corp. - Class A(a) .............................      1,523,800           24,426,514
Synopsys, Inc.(a) ............................................        975,500           19,139,310
TriZetto Group, Inc.(a) ......................................      1,099,400           10,444,300
                                                                                   ---------------
                                                                                       227,579,488
                                                                                   ---------------
Chemicals -- 2.4%
Airgas, Inc. .................................................        660,900           17,520,459
Lubrizol Corp. ...............................................        410,000           15,112,600
                                                                                   ---------------
                                                                                        32,633,059
                                                                                   ---------------
Communications Equipment & Services -- 3.1%
General Communication, Inc. - Class A(a) .....................        839,450            9,267,528
Western Wireless Corp.(a) ....................................      1,114,540           32,656,022
                                                                                   ---------------
                                                                                        41,923,550
                                                                                   ---------------
Consumer Products & Services -- 12.1%
Applebee's International, Inc. ...............................        663,300           17,544,285
Big Lots, Inc.(a) ............................................      1,360,906           16,507,790
Constellation Brands, Inc. - Class A(a) ......................        454,800           21,152,748
Darden Restaurants, Inc. .....................................      1,146,300           31,798,362
Del Monte Foods Company (a) ..................................      1,755,000           19,340,100
Orient Express Hotels Ltd. - Class A .........................        979,100           20,140,087
Ruby Tuesday, Inc. ...........................................        890,200           23,216,416
Saks, Inc. ...................................................        912,600           13,241,826
                                                                                   ---------------
                                                                                       162,941,614
                                                                                   ---------------

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2004

--------------------------------------------------------------------------------------------------
                                                                                      Market
COMMON STOCKS -- 99.3%                                               Shares            Value
--------------------------------------------------------------------------------------------------
Health Care Products & Services -- 10.5%
Caremark Rx, Inc.(a) .........................................      2,035,500      $    80,259,765
Triad Hospitals, Inc.(a) .....................................        449,200           16,714,732
Universal Health Services, Inc. - Class B ....................      1,010,200           44,953,900
                                                                                   ---------------
                                                                                       141,928,397
                                                                                   ---------------
Industrial Services -- 4.3%
DeVry, Inc.(a) ...............................................      1,275,000           22,134,000
ITT Educational Services, Inc.(a) ............................        760,700           36,171,285
                                                                                   ---------------
                                                                                        58,305,285
                                                                                   ---------------
Industrial Specialty Products -- 9.8%
Charles River Laboratories International, Inc.(a) ............        556,400           25,599,964
DuPont Photomasks, Inc.(a) ...................................        671,045           17,722,298
Fairchild Semiconductor Corp.(a) .............................        724,000           11,772,240
Fisher Scientific International, Inc.(a) .....................        400,500           24,983,190
JLG Industries, Inc. .........................................        390,250            7,660,608
Precision Castparts Corp. ....................................        338,300           22,219,544
QLogic Corp.(a) ..............................................        400,000           14,692,000
Rogers Corp.(a) ..............................................        164,800            7,102,880
                                                                                   ---------------
                                                                                       131,752,724
                                                                                   ---------------
Insurance -- 5.1%
Arthur J. Gallagher & Company ................................        621,600           20,202,000
Brown & Brown, Inc. ..........................................        382,600           16,662,230
Hilb, Rogal & Hobbs Company ..................................        900,000           32,616,000
                                                                                   ---------------
                                                                                        69,480,230
                                                                                   ---------------
Medical Products & Services -- 1.5%
Owens & Minor, Inc. ..........................................        285,250            8,035,493
Priority Healthcare Corp.(a) .................................        576,986           12,560,985
                                                                                   ---------------
                                                                                        20,596,478
                                                                                   ---------------
Oil & Gas Producers -- 7.6%
Houston Exploration Company (a) ..............................        548,800           30,902,928
Pogo Producing Company .......................................        531,300           25,762,737
Stone Energy Corp.(a) ........................................        426,700           19,239,903
Unocal Corp. .................................................        625,000           27,025,000
                                                                                   ---------------
                                                                                       102,930,568
                                                                                   ---------------
Real Estate & Construction -- 1.4%
St. Joe Company (The) ........................................        288,450           18,518,490
                                                                                   ---------------

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2004

--------------------------------------------------------------------------------------------------
                                                                                      Market
COMMON STOCKS -- 99.3%                                               Shares            Value
--------------------------------------------------------------------------------------------------
Regional Banks & Thrifts -- 13.5%
BankUnited Financial Corp. - Class A(a) ......................      1,088,700      $    34,783,964
Downey Financial Corp ........................................        120,000            6,840,000
First National Bankshares of Florida, Inc. ...................      1,112,776           26,595,346
FNB Corp. ....................................................      1,015,166           20,668,780
Hudson United Bancorp ........................................        360,450           14,194,521
People's Bank ................................................        476,250           18,521,363
Sovereign Bancorp, Inc. ......................................        691,321           15,589,289
Sterling Financial Corp.(a) ..................................        413,079           16,217,482
Taylor Capital Group, Inc. ...................................        491,000           16,448,500
The South Financial Group, Inc. ..............................        368,400           11,984,052
                                                                                   ---------------
                                                                                       181,843,297
                                                                                   ---------------
Security Products & Services -- 0.9%
Checkpoint Systems, Inc.(a) ..................................        686,600           12,393,130
                                                                                   ---------------
Transportation -- 3.4%
EGL Inc.(a) ..................................................        345,000           10,312,050
Florida East Coast Industries, Inc. ..........................        161,891            7,301,284
Overnite Corp ................................................        744,825           27,737,283
                                                                                   ---------------
                                                                                        45,350,617
                                                                                   ---------------
Other -- 0.2% ................................................                           2,499,250
                                                                                   ---------------
TOTAL COMMON STOCKS (Cost $850,446,529) ......................                     $ 1,341,417,673
                                                                                   ---------------
MONEY MARKETS -- 1.1%
First American Treasury (Cost $15,032,463) ...................     15,032,463      $    15,032,463
                                                                                   ---------------
Total Investment Securities -- 100.4% (Cost $865,478,992) ....                     $ 1,356,450,136

Liabilities In Excess of Other Assets -- (0.4%) ..............                          (6,062,400)
                                                                                   ---------------
Net Assets -- 100.0% .........................................                     $ 1,350,387,736
                                                                                   ---------------

(a)   Non-income producing security.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004

----------------------------------------------------------------------------------------------------
                                                                                       Westport
                                                                    Westport           Select Cap
                                                                     Fund                Fund
----------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At acquisition cost .....................................     $    26,876,141      $   865,478,992
                                                                ===============      ===============
  At market value (Note 2) ................................     $    36,710,376      $ 1,356,450,136
Dividends receivable ......................................              16,334              315,034
Receivable for capital shares sold ........................              52,095            1,849,074
Receivable for securities sold ............................                  --            5,294,436
Receivable from Adviser (Note 4) ..........................                 369                   --
Other assets ..............................................              18,520               36,829
                                                                ---------------      ---------------
  TOTAL ASSETS ............................................          36,797,694        1,363,945,509
                                                                ---------------      ---------------
LIABILITIES
Payable for capital shares redeemed .......................              25,054           11,753,074
Payable to Adviser (Note 4) ...............................                  --            1,162,120
Payable to affiliates (Note 4) ............................              12,721              222,091
Payable to trustees .......................................               7,161                7,114
Other accrued expenses and liabilities ....................              63,438              413,374
                                                                ---------------      ---------------
  TOTAL LIABILITIES .......................................             108,374           13,557,773
                                                                ---------------      ---------------
NET ASSETS ................................................     $    36,689,320      $ 1,350,387,736
                                                                ===============      ===============

Net assets consist of:
Paid-in capital ...........................................     $    26,947,609      $   861,531,355
Accumulated net realized losses from security transactions              (92,524)          (2,114,763)
Net unrealized appreciation on investments ................           9,834,235          490,971,144
                                                                ---------------      ---------------
Net assets ................................................     $    36,689,320      $ 1,350,387,736
                                                                ===============      ===============

PRICING OF CLASS R SHARES
Net assets attributable to Class R shares .................     $    26,827,554      $   466,752,657
                                                                ===============      ===============
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) (Note 5) ............           1,486,137           19,397,972
                                                                ===============      ===============
Net asset value, offering price and redemption price per
  share (Note 2) ..........................................     $         18.05      $         24.06
                                                                ===============      ===============

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares .................     $     9,861,766      $   883,635,079
                                                                ===============      ===============
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) (Note 5) ............             548,384           36,310,065
                                                                ===============      ===============
Net asset value, offering price and redemption price per
  share (Note 2) ..........................................     $         17.98      $         24.34
                                                                ===============      ===============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2004

---------------------------------------------------------------------------------------------
                                                                                  Westport
                                                               Westport          Select Cap
                                                                 Fund               Fund
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends ............................................     $     211,286      $   8,974,112
  Interest .............................................            16,357            224,315
                                                             -------------      -------------
     TOTAL INVESTMENT INCOME ...........................           227,643          9,198,427
                                                             -------------      -------------
EXPENSES
  Investment advisory fees (Note 4) ....................           298,982         14,225,338
  Shareholder servicing fees, Class R (Note 4) .........            23,999            625,000
  Administration fees (Note 4) .........................            33,220            501,774
  Transfer agent fees, Class R (Note 4) ................            30,000            509,878
  Transfer agent fees, Class I (Note 4) ................            12,000            120,000
  Professional fees ....................................            92,124            107,498
  Custodian fees .......................................             6,303            112,000
  Accounting services fees (Note 4) ....................            30,000             79,999
  Shareholder reporting costs ..........................             9,500             74,500
  Insurance expense ....................................             9,598             54,388
  Trustees' fees and expenses ..........................            18,498             18,498
  Postage and supplies .................................             8,923             35,022
  Registration fees, Common ............................               674              1,051
  Registration fees, Class R ...........................            18,787             38,104
  Registration fees, Class I ...........................            17,551             23,397
  Compliance fees and expenses .........................             8,203             23,047
  Other expenses .......................................             1,831             70,938
                                                             -------------      -------------
     TOTAL EXPENSES ....................................           620,193         16,620,432
  Fees waived by the Adviser (Note 4) ..................          (121,884)                --
                                                             -------------      -------------
     NET EXPENSES ......................................           498,309         16,620,432
                                                             -------------      -------------
NET INVESTMENT LOSS ....................................          (270,666)        (7,422,005)
                                                             -------------      -------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions ........           652,131         46,675,326
  Net change in unrealized appreciation/depreciation on
    investments ........................................         4,850,669        100,323,985
                                                             -------------      -------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .......         5,502,800        146,999,311
                                                             -------------      -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............     $   5,232,134      $ 139,577,306
                                                             =============      =============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------
                                                       Westport Fund                      Westport Select Cap Fund
                                              -----------------------------------------------------------------------------
                                              For the Year        For the Year         For the Year         For the Year
                                                 Ended                Ended                Ended               Ended
                                              December 31,         December 31,         December 31,        December 31,
                                                 2004                 2003                 2004                 2003
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment loss .................     $      (270,666)     $      (185,536)     $    (7,422,005)     $    (6,794,119)
  Net realized gains (losses) from
    security transactions .............             652,131              (10,584)          46,675,326          (36,990,420)
  Net change in unrealized
    appreciation/depreciation
    on investments ....................           4,850,669            6,137,572          100,323,985          400,041,455
                                            ---------------      ---------------      ---------------      ---------------
Net increase in net assets from
  operations ..........................           5,232,134            5,941,452          139,577,306          356,256,916
                                            ---------------      ---------------      ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains, Class R ....            (331,730)                  --                   --                   --
  From net realized gains, Class I ....            (121,863)                  --                   --                   --
                                            ---------------      ---------------      ---------------      ---------------
Decrease in net assets from
  distributions to shareholders .......            (453,593)                  --                   --                   --
                                            ---------------      ---------------      ---------------      ---------------
FROM CAPITAL SHARE TRANSACTIONS:
CLASS R
  Proceeds from shares sold ...........           3,896,771            9,711,993          116,259,988          127,377,797
  Reinvested Dividends ................             330,255                   --                   --                   --
  Payments for shares redeemed ........          (6,587,878)          (5,513,284)        (152,592,777)         (93,717,553)
                                            ---------------      ---------------      ---------------      ---------------
Net increase (decrease) in net assets
  from Class R share transactions .....          (2,360,852)           4,198,709          (36,332,789)          33,660,244
                                            ---------------      ---------------      ---------------      ---------------
CLASS I
  Proceeds from shares sold ...........           4,817,901              535,916          156,159,647          244,960,076
  Reinvested Dividends ................             121,863                   --                   --                   --
  Payments for shares redeemed ........            (396,816)            (268,937)        (407,123,901)        (134,924,265)
                                            ---------------      ---------------      ---------------      ---------------
Net increase (decrease) in net assets
  from Class I share transactions .....           4,542,948              266,979         (250,964,254)         110,035,811
                                            ---------------      ---------------      ---------------      ---------------
Net increase (decrease) in net assets
  from capital share transactions .....           2,182,096            4,465,688         (287,297,043)         143,696,055
                                            ---------------      ---------------      ---------------      ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           6,960,637           10,407,140         (147,719,737)         499,952,971

NET ASSETS:
  Beginning of year ...................          29,728,683           19,321,543        1,498,107,473          998,154,502
                                            ---------------      ---------------      ---------------      ---------------
  End of year .........................     $    36,689,320      $    29,728,683      $ 1,350,387,736      $ 1,498,107,473
                                            ===============      ===============      ===============      ===============


See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
                                                          Per Share Data for a Share Outstanding Throughout Each Year
---------------------------------------------------------------------------------------------------------------------------
                                                                                       Class R
                                                    -----------------------------------------------------------------------
                                                      For the        For the       For the        For the        For the
                                                       Year            Year          Year           Year          Year
                                                       Ended          Ended          Ended         Ended          Ended
                                                    December 31,   December 31,   December 31,   December 31,   December 31,
                                                        2004          2003            2002          2001            2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .............   $    15.64     $    12.09     $    14.55     $    14.37     $    14.75
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment loss ............................        (0.14)         (0.10)         (0.10)         (0.08)         (0.04)
  Net realized and unrealized gains
    (losses) on investments ......................         2.78           3.65          (2.36)          0.65           1.35
                                                     ----------     ----------     ----------     ----------     ----------
Total from investment operations .................         2.64           3.55          (2.46)          0.57           1.31
                                                     ----------     ----------     ----------     ----------     ----------
Less distributions:
  From net realized gains ........................        (0.23)            --             --          (0.39)         (1.69)
                                                     ----------     ----------     ----------     ----------     ----------
Net asset value at end of year ...................   $    18.05     $    15.64     $    12.09     $    14.55     $    14.37
                                                     ==========     ==========     ==========     ==========     ==========
Total return .....................................        16.85%         29.36%        (16.91)%         3.99%          8.68%
                                                     ==========     ==========     ==========     ==========     ==========
Net assets at end of year (000's) ................   $   26,827     $   25,570     $   16,434     $   11,737     $   15,281
                                                     ==========     ==========     ==========     ==========     ==========
Ratio of net expenses to average net assets ......         1.50%          1.50%          1.50%          1.50%          1.50%
Ratio of gross expenses to average net assets(A) .         1.83%          1.99%          1.76%          1.63%          1.91%
Ratio of net investment loss to average net assets        (0.82%)        (0.83%)        (0.80%)        (0.54%)        (0.35%)
Portfolio turnover rate ..........................           30%             9%            40%            15%            48%

(A) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
                                          Per Share Data for a Share Outstanding Throughout Each Period
-------------------------------------------------------------------------------------------------------------
                                                                       Class I
                                        ---------------------------------------------------------------------
                                                      For the       For the       For the       For the
                                                       Year          Year          Year          Year
                                                       Ended         Ended         Ended         Ended
                                                    December 31,  December 31,  December 31,  December 31,
                                                       2004           2003         2002         2001(A)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........   $   15.59     $   12.05     $   14.55     $   14.96
                                                     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
  Net investment loss ............................       (0.10)        (0.11)        (0.15)        (0.06)
  Net realized and unrealized gains
    (losses) on investments ......................        2.72          3.65         (2.35)         0.04
                                                     ---------     ---------     ---------     ---------
Total from investment operations .................        2.62          3.54         (2.50)        (0.02)
                                                     ---------     ---------     ---------     ---------
Less distributions:
  From net realized gains ........................       (0.23)           --            --         (0.39)
                                                     ---------     ---------     ---------     ---------
Net asset value at end of period .................   $   17.98     $   15.59     $   12.05     $   14.55
                                                     =========     =========     =========     =========
Total return .....................................       16.78%        29.38%       (17.18)%       (0.11%)(B)
                                                     =========     =========     =========     =========
Net assets at end of period (000's)                  $   9,862     $   4,159     $   2,888     $   9,234
                                                     =========     =========     =========     =========
Ratio of net expenses to average net assets ......        1.50%         1.50%         1.50%         1.50%(C)
Ratio of gross expenses to average net assets(D) .        2.00%         2.42%         2.08%         1.91%(C)
Ratio of net investment loss to average net assets       (0.80%)       (0.83%)       (0.81%)       (0.54%)(C)
Portfolio turnover rate ..........................          30%            9%           40%           15%(C)

(A) Represents the period from the commencement of operations (February 9, 2001) through December 31, 2001.

(B)   Not annualized.

(C)   Annualized.

(D) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
                                                    Per Share Data for a Share Outstanding Throughout Each Year
---------------------------------------------------------------------------------------------------------------------------
                                                                                Class R
                                                ---------------------------------------------------------------------------
                                                 For the         For the        For the          For the         For the
                                                  Year            Year            Year            Year             Year
                                                  Ended           Ended           Ended           Ended            Ended
                                                December 31,    December 31,    December 31,    December 31,    December 31,
                                                   2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ........   $     21.79     $     16.49     $     19.45     $     18.23     $     16.47
                                                -----------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income (loss) ..............         (0.16)          (0.13)          (0.12)          (0.05)           0.02
  Net realized and unrealized gains
    (losses) on investments .................          2.43            5.43           (2.84)           1.55            2.22
                                                -----------     -----------     -----------     -----------     -----------
Total from investment operations ............          2.27            5.30           (2.96)           1.50            2.24
                                                -----------     -----------     -----------     -----------     -----------
Less distributions:
  From net investment income ................            --              --              --              --           (0.03)
  From net realized gains ...................            --              --              --           (0.28)          (0.45)
                                                -----------     -----------     -----------     -----------     -----------
Total distributions .........................            --              --              --           (0.28)          (0.48)
                                                -----------     -----------     -----------     -----------     -----------
Net asset value at end of year ..............   $     24.06     $     21.79     $     16.49     $     19.45     $     18.23
                                                ===========     ===========     ===========     ===========     ===========
Total return ................................         10.42%          32.14%         (15.22)%          8.22%          13.60%
                                                ===========     ===========     ===========     ===========     ===========
Net assets at end of year (000's) ...........   $   466,753     $   456,641     $   314,404     $   209,605     $   110,423
                                                ===========     ===========     ===========     ===========     ===========

Ratio of net expenses to average net assets .          1.35%           1.34%           1.29%           1.24%           1.27%
Ratio of gross expenses to average net assets          1.35%           1.34%           1.29%           1.24%           1.27%
Ratio of net investment income
  (loss) to average net assets ..............         (0.70)%         (0.74)%         (0.74)%         (0.33)%          0.13%
Portfolio turnover rate .....................             9%             12%              4%             11%             15%

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                Per Share Data for a Share Outstanding Throughout Each Year
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Class I
                                                -----------------------------------------------------------------------------------
                                                  For the         For the          For the           For the           For the
                                                    Year            Year             Year              Year              Year
                                                   Ended            Ended            Ended             Ended             Ended
                                                December 31,     December 31,      December 31,     December 31,      December 31,
                                                ------------     ------------     -------------     -------------     -------------
                                                    2004             2003             2002              2001              2000
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ........   $      21.99     $      16.59     $       19.53     $       18.28     $       16.50
                                                ------------     ------------     -------------     -------------     -------------
Income (loss) from investment operations:
  Net investment income (loss) ..............          (0.12)           (0.09)            (0.09)            (0.03)             0.03
  Net realized and unrealized gains
    (losses) on investments .................           2.47             5.49             (2.85)             1.56              2.23
                                                ------------     ------------     -------------     -------------     -------------
Total from investment operations ............           2.35             5.40             (2.94)             1.53              2.26
                                                ------------     ------------     -------------     -------------     -------------
Less distributions:
  From net investment income ................             --               --                --                --             (0.03)
  From net realized gains ...................             --               --                --             (0.28)            (0.45)
                                                ------------     ------------     -------------     -------------     -------------
Total distributions .........................             --               --                --             (0.28)            (0.48)
                                                ------------     ------------     -------------     -------------     -------------
Net asset value at end of year ..............   $      24.34     $      21.99     $       16.59     $       19.53     $       18.28
                                                ============     ============     =============     =============     =============
Total return ................................          10.69%           32.55%           (15.05)%            8.36%            13.69%
                                                ============     ============     =============     =============     =============
Net assets at end of year (000's) ...........   $    883,635     $  1,041,467     $     683,751     $     672,016     $     448,269
                                                ============     ============     =============     =============     =============
Ratio of net expenses to average
  net assets ................................           1.09%            1.09%             1.07%             1.13%             1.14%
Ratio of gross expenses to average
  net assets ................................           1.09%            1.09%             1.07%             1.13%             1.14%
Ratio of net investment income
  (loss) to average net assets ..............          (0.44%)          (0.49%)           (0.53%)           (0.21%)            0.26%
Portfolio turnover rate .....................              9%              12%                4%               11%               15%

See accompanying notes to financial statements.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2004
--------------------------------------------------------------------------------

1.    Organization

The Westport Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as a diversified, no-load, open-end management investment company. The Trust was organized as a Delaware statutory trust under a Declaration of Trust dated September 17, 1997. The Trust has established two separate series: the Westport Fund and the Westport Select Cap Fund (formerly, the Westport Small Cap Fund) (the "Funds"). The Trust was capitalized on December 16, 1997, when the initial shares of each Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 31, 1997.

The Westport Fund seeks a return composed of primarily capital appreciation and secondarily current income. The Fund seeks to achieve its investment objective by investing the majority of its assets in undervalued equity securities of attractive mid capitalization companies. A mid capitalization company has a market capitalization between $2 billion and $10 billion. The Fund will also invest on an opportunistic basis in the securities of attractive companies with both larger and smaller market capitalizations, but it is expected that the median market capitalization of the companies in the Fund will be in the mid capitalization range.

The Westport Select Cap Fund seeks long-term capital appreciation. The Fund seeks to achieve its investment objective by investing at least 65% of its net assets in the equity securities of small capitalization companies. A small capitalization company has market capitalization of $2 billion or less at the time of the Fund's initial investment. Companies whose capitalization exceeds $2 billion after purchase by the Fund will continue to be considered small cap for purposes of this 65% limitation. Even after the market capitalization of a small cap company exceeds $2 billion, the Adviser may determine that the company continues to present a significant investment opportunity. In such instances, as long as the company's market capitalization does not exceed $4 billion, the Fund may add to an existing position in that company's securities by purchasing additional shares. Any such additional securities purchases will be considered purchases of small cap securities with respect to the 65% limitation. The Fund may also invest to a limited degree in companies that have larger market capitalizations.

Each of the Funds is authorized to offer two classes of shares: Class R shares and Class I shares. Each Class R and Class I share of a Fund represents identical interests in the Fund's assets and has the same rights, except that i) Class I shares are expected to have lower operating expenses over time due to a shareholder services plan adopted with respect to Class R shares of each Fund (Note 4), and (ii) certain other class specific expenses are borne solely by the class to which such expenses are attributable. The Class I shares of the Westport Select Cap Fund and the Westport Fund commenced operations on February 16, 1998 and February 9, 2001, respectively.

2.    Significant Accounting Policies

The following is a summary of the Trust's significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of both classes of shares of each Fund is equal to the net asset value per share.

Allocations -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Investment income and distributions to shareholders -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Dividends arising from net investment income, if any, are declared and paid annually. Net capital gains (net long-term capital gains in excess of net short-term capital losses), if any, are distributed at least annually.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2004, and December 31, 2003 is as follows:

----------------------------------------------------------------------------------------------------
                                                  Westport Fund            Westport Select Cap Fund
----------------------------------------------------------------------------------------------------
                                          For the Year    For the Year   For the Year  For the Year
                                             Ended           Ended          Ended        Ended
                                           Dec. 31,        Dec. 31,        Dec. 31,     Dec. 31,
                                             2004            2003           2004          2003
----------------------------------------------------------------------------------------------------
From ordinary income ...........          $    87,802     $       --     $      --     $        --
From long-term capital gains ...              365,791             --            --              --
                                          -----------     ----------     ----------    -----------
                                          $   453,593     $       --     $      --     $        --
                                          ===========     ==========     ==========    ===========
----------------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item for the year ended December 31, 2004:

--------------------------------------------------------------------------------
                                                                    Westport
                                               Westport Fund     Select Cap Fund
--------------------------------------------------------------------------------
Gross unrealized appreciation ..........      $  11,796,041       $ 530,422,874
Gross unrealized depreciation ..........         (1,972,370)        (39,521,644)
                                              -------------       -------------
Net unrealized appreciation ............          9,823,671         490,901,230
Capital loss carryforward ..............                 --            (354,695)
Post-October losses* ...................            (81,960)         (1,690,154)
                                              -------------       -------------
Total accumulated earnings .............      $   9,741,711       $ 488,856,381
                                              =============       =============
Federal income tax cost* ...............      $  26,886,705       $ 865,548,906
                                              =============       =============

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

As of December 31, 2004, the Funds have the following capital loss carryforwards:

--------------------------------------------------------------------------------
                                     Utilized
                                      during          Balance as of   Expiration
                                       2004         December 31, 2004    Date
--------------------------------------------------------------------------------
Westport Fund ...................   $     4,444     $        --            NA
Westport Select Cap Fund ........   $11,729,755     $        --            NA
Westport Select Cap Fund ........   $35,100,148     $   354,695          2011
--------------------------------------------------------------------------------

These capital loss carryforwards and post-October losses may be used to offset future gains, if any, prior to distributing such gains to shareholders.

Reclassification of capital accounts - As of December 31, 2004 the Funds made reclassifications of net investment loss as follows:

--------------------------------------------------------------------------------
                                                                    Accumulated
                                 Accumulated Net     Paid-in       Net Realized
                                 Investment Loss     Capital      Gains (Losses)
--------------------------------------------------------------------------------
Westport Fund ................     $   270,666     $    (4,429)     $  (266,237)
Westport Select Cap Fund .....     $ 7,422,005     $(7,422,005)     $        --
--------------------------------------------------------------------------------

The above reclassifications have no effect on the Funds' net assets or net asset value per share and are designed to present the Funds' capital accounts on a tax basis.

3.    Investment Transactions

For the year ended December 31, 2004, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $12,520,745 and $9,402,953, respectively, for the Westport Fund, and $119,294,677 and $339,536,968, respectively, for the Westport Select Cap Fund.

4.    Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of Westport Advisers, LLC (the "Adviser"), Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the Funds' principal underwriter.

INVESTMENT ADVISORY AGREEMENT

The Funds' investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of average daily net assets for the Westport Fund, and at an annual rate of 1.00% of average daily net assets for the Westport Select Cap Fund.

Pursuant to a written contract between the Adviser and the Funds, approved by the Trust's Board of Trustees, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of each Fund (other than brokerage commissions, extraordinary items, interest and taxes) to the extent "Total Annual Fund Operating Expenses" for each class exceed 1.50% of the Fund's average daily net assets attributable to that class of shares (the "Expense Limitation Agreement"). The Adviser has agreed to maintain these expense limitations with regard to each class of each Fund through December 31, 2004. The expense limitation agreement does not include recapture provisions. In order to reduce operating expenses of the Westport Fund to the contractually agreed upon level stated above, the Adviser waived $121,884 of its investment advisory fees for the year ended December 31, 2004.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, IFS supplies non-investment-related administrative and compliance services for the Funds. IFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of

Trustees. For these services, IFS receives a monthly fee from each Fund based on each Fund's respective average daily net assets, subject to a minimum monthly fee.

TRANSFER AGENT AGREEMENT

Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders'inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee from each Fund based on the number of shareholder accounts in each class, subject to a minimum monthly fee for each class of shares. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, IFS receives a monthly fee from each Fund. In addition, each Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan with respect to Class R shares of each Fund. Under this plan, the Trust may enter into agreements pursuant to which a shareholder servicing agent performs certain shareholder services such as establishing and maintaining accounts and records, answering shareholder inquiries, providing personnel and facilities to maintain shareholder accounts and records, assisting shareholders in processing purchases, exchanges and redemption transactions, facilitating wiring of funds, integrating periodic statements with other shareholder transactions and providing other services as requested by shareholders. For these services each Fund pays the servicing agent a fee of up to 0.25% of the average daily net assets attributable to the Class R shares owned by investors for which the servicing agent maintains a servicing relationship. For the year ended December 31, 2004, shareholder servicing fees of $23,999 and $625,000 were paid by Class R shares of the Westport Fund and the Westport Select Cap Fund, respectively.

In addition, the Trust receives certain transfer agency services for Class R shares of each Fund not otherwise provided by the Funds' transfer agent, IFS, from various shareholder servicing agents approved by the Trust's Board of Trustees. For the year ended December 31, 2004, transfer agent servicing fees of $18,000 and $462,345 were paid by Class R shares of the Westport Fund and the Westport Select Cap Fund, respectively.

Under a transfer agent servicing agreement adopted by the Trust with respect to Class I shares of the Westport Select Cap Fund, pursuant to which the Trust receives certain services not otherwise provided by the Funds' transfer agent, IFS, transfer agent servicing fees of $49,563 were paid by Class I shares of the Westport Select Cap Fund for the year ended December 31, 2004.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement on behalf of the Funds with IFS Fund Distributors, Inc. (the "Distributor"). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund's shares. The Distributor receives no compensation for its services and is an affiliate of IFS.

COMPLIANCE SERVICES

Under the terms of the Compliance Services Agreement between the Trust and IFS, IFS provides certain compliance services to the Trust, including developing and monitoring of the Funds'policies and procedures, as well as administrative support services to the Funds' Compliance Program.

IFS Financial Services, Inc. provides the Chief Compliance Officer (CCO) to the Funds. The CCO reports directly to the Funds' Board of Trustees and oversees an annual review of the policies and procedures of the Funds and its services providers, provides a written report to the Board annually and keeps the Board apprised of any material compliance events. IFS Financial Services, Inc. is an affiliate of IFS.

5.    Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions:

-------------------------------------------------------------------------------------------------
                                                Westport Fund          Westport Select Cap Fund
                                       ----------------------------------------------------------
                                         For the Year   For the Year  For the Year   For the Year
                                            Ended          Ended         Ended          Ended
                                           Dec. 31,       Dec. 31,      Dec. 31,        Dec. 3
                                            2004            2003          2004          2003
------------------------------------------------------------------------------------------------
CLASS R
Shares sold .........................       240,329        693,969      5,326,500      7,135,509
Shares reinvested ...................        18,348             --             --             --
Shares redeemed .....................      (407,038)      (418,634)    (6,880,879)    (5,250,711)
                                          ---------       --------     ----------     ----------
Net increase (decrease) in shares
  outstanding .......................      (148,361)       275,335     (1,554,379)     1,884,798
Shares outstanding, beginning of year     1,634,498      1,359,163     20,952,351     19,067,553
                                          ---------       --------     ----------     ----------
Shares outstanding, end of year .....     1,486,137      1,634,498     19,397,972     20,952,351
                                          =========       ========     ==========     ==========
CLASS I
Shares sold .........................       299,418         48,362      6,937,490     13,327,513
Shares reinvested ...................         6,793             --             --             --
Shares redeemed .....................       (24,648)       (21,231)   (17,992,378)    (7,171,314)
                                          ---------       --------     ----------     ----------
Net increase (decrease) in shares
  outstanding .......................       281,563         27,131    (11,054,888)     6,156,199
Shares outstanding, beginning of year       266,821        239,690     47,364,953     41,208,754
                                          ---------       --------     ----------     ----------
Shares outstanding, end of year .....       548,384        266,821     36,310,065     47,364,953
                                          =========       ========     ==========     ==========

6.    Commitments and Contingencies

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
The Westport Funds
Westport, Connecticut

We have audited the accompanying statements of assets and liabilities of The Westport Funds, comprising respectively, the Westport Fund and Westport Select Cap Fund, including the portfolios of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Westport Funds as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                                            TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
January 28, 2005

THE WESTPORT FUNDS
OTHER ITEMS
December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

Quarterly Portfolio Disclosure

A complete listing of the portfolio holdings of each of the Funds, in the form normally presented in annual and semi-annual reports, will be available on the Funds' website, at http://www.westportfunds.com, within thirty days following the end of each calendar quarter. Interested investors may request a copy of that information, without charge, by calling toll-free 1-888-593-7878. In addition, the Trust files a complete listing of portfolio holdings for each Fund with the Securities and Exchange Commission ("Commission") as of the end of the first and third quarters of each fiscal year on Form N-Q which began with the September 2004 quarter. The complete listing (i) is available on the Commission's website at http://www.sec.gov; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-888-593-7878. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2004 are available (i) on the Funds' website, at http://www.westportfunds.com, (ii) without charge upon request by calling toll free 1-888-593-7878 or (iii) on the Commission's website at http://www.sec.gov.

Management of the Trust

Listed in the charts below is basic information regarding the Trustees and officers of the Westport Funds (the Trust).

                                 Current Position                                               Number of Funds
                                  with Trust and              Principal Occupation(s)               Overseen            Other
Name/Address/Age              Length of Time Served             During Last 5 Years               within Trust       Directorships
-----------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES:

Raymond J. Armstrong            Trustee                                retired                           2               none
253 Riverside Avenue            11/14/97 - present
Westport, CT 06880
Age - 79

Stephen E. Milman               Trustee                                retired                           2               none
253 Riverside Avenue            11/14/97 - present
Westport, CT 06880
Age - 67

D. Bruce Smith, II              Trustee
253 Riverside Avenue            11/14/97 - present                     retired                           2               none
Westport, CT 06880
Age - 66

INTERESTED TRUSTEE*:

Edmund H. Nicklin, Jr.          Trustee                      Managing Director, Westport Advisers        2               none
253 Riverside Avenue            11/14/97 - present           LLC; Executive Vice President,
Westport, CT 06880              President                    Westport Asset Management, Inc.
Age - 58                        9/18/97 - present

* All Interested Trustees are "interested persons" of the Funds as defined in the Investment Company Act of 1940 by virtue of their interest in the investment adviser.

                                 Current Position                                               Number of Funds
                                  with Trust and              Principal Occupation(s)               Overseen            Other
Name/Address/Age              Length of Time Served             During Last 5 Years               within Trust       Directorships
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE TRUST:

Andrew J. Knuth                 Executive Vice                Managing Director, Westport                  n/a           n/a
253 Riverside Avenue            President                     Advisers LLC; Chairman, Westport
Westport, CT 06880              9/18/97 - present             Asset Management, Inc.
Age - 66

Ronald H. Oliver                Executive                     Managing Director, Westport                  n/a           n/a
253 Riverside Avenue            Vice President,               Advisers LLC;
Westport, CT 06880              Secretary                     President, Westport Asset
Age - 76                        9/18/97 - present             Management, Inc.

Terry A. Wettergreen            Vice President                Vice President Operations,                   n/a           n/a
253 Riverside Avenue            10/7/99 - present             Westport Advisers, LLC
Westport, CT 06880              Treasurer
Age - 54                        3/8/02 - present

Russell M. Lynch                Vice President                Vice President Marketing,                    n/a           n/a
253 Riverside Avenue            10/7/99 - present             Westport Advisers, LLC
Westport, CT 06880
Age - 55

Joseph G. Melcher               Chief Compliance              Senior Compliance Officer,                   n/a           n/a
253 Riverside Avenue            Officer                       IFS Financial Services. Inc.
Westport, CT 06880              9/24/04 - present             Compliance Manager,
Age - 31                                                      CUNA Mutual Group

Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified.

Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilites of their office, or until he or she resigns from office.

The Statement of Additional Information contains additional information about the Trustees and is available without charge upon request by calling 1-888-593-7878.

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The Westport Funds

Westport Fund
Westport Select Cap Fund

website: www.westportfunds.com

Shareholder Services
888-593-7878

Investment Adviser
Westport Advisers, LLC
253 Riverside Avenue
Westport, Connecticut 06880
203-227-3601

Board of Trustees
Raymond J. Armstrong
Stephen E. Milman
Edmund H. Nicklin, Jr.
D. Bruce Smith, II

Transfer Agent
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

Distributor
IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of The Westport Funds.

                                                               FORM IFS-164-0201

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The registrant will provide to any person, without charge, upon request, a copy of the aforementioned code of ethics, which can be obtained by writing The Westport Funds at 253 Riverside Avenue, Westport, Connecticut 06880 or calling 1-888-593-7878.

Item 3. Audit Committee Financial Expert.

After considering each audit committee member's background and experience, the Board determined that no member of the registrant's audit committee qualifies for designation as an "audit committee financial expert," as that term has been defined by the Securities and Exchange Commission because no single audit committee member possessed all five attributes, acquired in the manner specified. The Board further concluded that, although none of the registrant's audit committee members qualify for designation as an audit committee financial expert, each audit committee member, and the audit committee as a whole, has sufficient financial expertise to adequately perform its duties pursuant to the registrant's audit committee charter.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees

-------------------------------------------------------------------------
         December 31, 2004                    December 31, 2003
-------------------------------------------------------------------------
              $23,500                              $22,000
-------------------------------------------------------------------------

Such fees represent the aggregate fees billed for the fiscal years ended December 31, 2004 and December 31, 2003 for professional services rendered by Tait, Weller & Baker for the audit of the Trust's annual financial statements.

(b) Audit-Related Fees

-------------------------------------------------------------------------
         December 31, 2004                    December 31, 2003
-------------------------------------------------------------------------
               $4,000                               $4,000
-------------------------------------------------------------------------

For the fiscal year ended December 31, 2004, the Trust was billed the amount shown in the table above for Tait Weller & Baker's services in connection with its review of the unaudited semi-annual financial statements for the six months ended June 30, 2004.

For the fiscal year ended December 31, 2003, the Trust was billed the amount shown in the table above for Tait Weller & Baker's services in connection with its review of the unaudited semi-annual financial statements for the six months ended June 30, 2003.

(c) Tax Fees
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-------------------------------------------------------------------------
         December 31, 2004                    December 31, 2003
-------------------------------------------------------------------------
               $5,000                               $3,000
-------------------------------------------------------------------------

"Tax fees" shown in the table above were for services provided by Tait, Weller & Baker in relation to the preparation of excise filings and income tax returns.

(d) All Other Fees

-------------------------------------------------------------------------
         December 31, 2004                    December 31, 2003
-------------------------------------------------------------------------
                 $0                                   $0
-------------------------------------------------------------------------

The Trust was not billed any fees by Tait, Weller & Baker for products and services provided by Tait Weller & Baker, other than the services reported above in items (a) - (c), for the fiscal years ended December 31, 2004 and December 31, 2003.

(e) Pre-Approval Policies and Procedures

      (1) Pursuant to the Trust's Audit Committee Charter ("Charter"), the Audit Committee is directly responsible for the appointment, termination, compensation, and oversight of the work of any registered public accounting firm employed by the Trust. In addition, the Charter provides that the Audit Committee is responsible for reviewing and approving in advance any and all proposals under which the independent auditor would provide "permissible non-audit services" (as defined in the Charter) to the Trust or to the investment adviser to the Trust (not including any sub-adviser whose role is primarily portfolio management and that is sub-contracted or overseen by the investment adviser to the Trust) or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust if those permissible non-audit services relate directly to the operations and financial reporting of the Trust. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor's independence. The Charter further permits the Audit Committee to delegate to one or more of its members authority to pre-approve audit and permissible non-audit services to be provided to the Trust. Any pre-approval determination of a delegate shall be presented to the full Audit Committee at its next meeting. Since the adoption of the current Charter, the Audit Committee has delegated such authority to its Chairman.

      (2) 0%

(f) Not applicable.

(g) The aggregate non-audit fees billed by Tait Weller & Baker for services rendered to the Trust for the fiscal years ended December 31, 2004 and December 31, 2003 was $5,000 and $3,000, respectively. Tait Weller & Baker did not bill for or render services to (i) the Trust's investment adviser, or (ii) and any entity controlling, controlled by, or under common control with the Trust's investment adviser that provides ongoing services to the Trust for the fiscal years ended December 31, 2004 and December 31, 2003.

(h) Not applicable. Tait Weller & Baker did not render services to (i) the Trust's investment adviser, or (ii) and any entity controlling, controlled by, or under common control with the Trust's investment adviser that provides ongoing services to the Trust for the fiscal years ended December 31, 2004 and December 31, 2003.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

This information, if applicable, is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Code of Ethics identified in Item 2 of Form N-CSR are filed herewith.

(a)(2) Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Item 12(b) of Form N-CSR are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Westport Funds

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
---------------------------------------
Edmund H. Nicklin, Jr.
President

Date:  March 8, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
---------------------------------------
Edmund H. Nicklin, Jr.
President

Date:  March 8, 2005


By (Signature and Title)

/s/ Terry A. Wettergreen
---------------------------------------
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:  March 8, 2005